Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Financial Information of Material Non-Controlling Interest
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2025	31 December 2024	31 December 2025	31 December 2024

Summarized statement of financial position information
Current assets	7 951	8 746	3 810	3 824
Non-current assets	18 394	17 498	10 958	10 945
Current liabilities	8 264	7 976	3 832	3 924
Non-current liabilities	1 947	2 186	608	605
Equity attributable to equity holders	15 977	15 930	10 262	10 184
Non-controlling interests	156	151	66	56

	Ambev			Budweiser APAC
Million US dollar	2025	2024	2023	2025	2024	2023

Summarized income statement and other comprehensive income information
Revenue	15 751	16 678	15 920	5 764	6 246	6 856
Net income	2 854	2 768	2 987	520	750	880

Attributable to:
Equity holders	2 767	2 692	2 895	489	719	852
Non-controlling interests	87	76	92	31	31	28

Net income	2 854	2 768	2 987	520	750	880
Other comprehensive income	(1 759)	1 677	(1 909)	287	(694)	(286)
Total comprehensive income	1 095	4 445	1 078	807	56	594

Attributable to:
Equity holders	1 028	4 337	1 011	772	33	567
Non-controlling interests	66	108	67	35	23	27

Summarized cash flow information
Cash flow from operating activities	4 364	4 866	4 934	951	1 135	1 811
Cash flow from investing activities	(884)	(1 019)	(1 151)	(324)	(409)	(447)
Cash flow from financing activities	(4 779)	(1 930)	(3 218)	(738)	(903)	(621)
Net increase/(decrease) in cash and cash equivalents	(1 298)	1 917	565	(111)	(177)	743